UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719
                                   -------

The Value Line Premier Growth Fund, Inc.
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R Anastasio,  Treasurer, Principal Financial Officer
------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------
Date of fiscal year end: December 31, 2007
                        ------------------

Date of reporting period: March 31, 2007
                          --------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 3/31/07 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
     COMMON STOCKS  (95.3%)
                   ADVERTISING  (0.7%)
        40,000     aQuantive, Inc.*                                $  1,116,400
        15,000     Focus Media Holding Ltd. ADR*                      1,176,900
        17,000     R.H. Donnelley Corp.                               1,205,130
                                                                   ------------
                                                                      3,498,430
                   AEROSPACE/DEFENSE  (3.0%)
        12,000     Alliant Techsystems, Inc.*                         1,055,040
        28,000     Armor Holdings, Inc.*                              1,885,240
        36,000     BE Aerospace, Inc.*                                1,141,200
        13,000     Boeing Co. (The)                                   1,155,830
        12,989     DRS Technologies, Inc.                               677,636
        15,600     General Dynamics Corp.                             1,191,840
        12,500     L-3 Communications Holdings, Inc.                  1,093,375
        11,000     Lockheed Martin Corp.                              1,067,220
        23,800     Precision Castparts Corp.                          2,476,390
        18,400     Raytheon Co.                                         965,264
        19,600     Rockwell Collins, Inc.                             1,311,828
        27,000     Teledyne Technologies, Inc.*                       1,010,880
                                                                   ------------
                                                                     15,031,743
                   AIR TRANSPORT (0.5%)
         9,000     FedEx Corp.                                          966,870
        21,300     Lan Airlines S.A. ADR                              1,467,570
                                                                   ------------
                                                                      2,434,440
                   APPAREL  (1.5%)
        18,000     Gildan Activewear, Inc. Class A*                   1,059,300
        46,000     Guess?, Inc.                                       1,862,540
        30,000     Phillips-Van Heusen Corp.                          1,764,000
        19,800     Polo Ralph Lauren Corp. Class A                    1,745,370
        15,000     VF Corp.                                           1,239,300
                                                                   ------------
                                                                      7,670,510
                   AUTO & TRUCK  (0.4%)
        21,000     Oshkosh Truck Corp.                                1,113,000
         8,000     Toyota Motor Corp. ADR                             1,025,280
                                                                   ------------
                                                                      2,138,280
                   AUTO PARTS  (0.8%)
        13,000     Autoliv, Inc.                                        742,430
        16,000     BorgWarner, Inc.                                   1,206,720
        20,000     Johnson Controls, Inc.                             1,892,400
                                                                   ------------
                                                                      3,841,550
                   BANK  (1.7%)
        10,000     Banco Bilbao Vizcaya Argentaria S.A. ADR             245,500
        35,000     Bancolombia S.A. ADR                                 969,150
        25,000     Bank of Hawaii Corp.                               1,325,750
        24,000     Colonial BancGroup, Inc. (The)                       594,000
        21,000     Compass Bancshares, Inc.                           1,444,800
        32,000     ICICI Bank Ltd. ADR                                1,176,000
         5,000     Kookmin Bank ADR*                                    450,750
         8,600     M&T Bank Corp.                                       996,138
         7,322     PNC Financial Services Group, Inc.                   526,964
        30,000     Wells Fargo & Co.                                  1,032,900
                                                                   ------------
                                                                      8,761,952
                   BANK - CANADIAN  (0.8%)
        13,300     Bank of Montreal                                     805,714
        22,100     Bank of Nova Scotia                                1,019,031
         7,200     Canadian Imperial Bank of Commerce                   624,600
        23,400     Royal Bank of Canada                               1,167,660
         7,400     Toronto-Dominion Bank (The)                          447,034
                                                                   ------------
                                                                      4,064,039
                   BANK - FOREIGN  (0.7%)
        65,500     Banco Itau Holding Financeira S.A. ADR             2,280,710
        53,000     Banco Santander Central Hispano S.A. ADR             944,990
         5,500     Banco Santander Chile S.A. ADR                       274,285
                                                                   ------------
                                                                      3,499,985
                   BANK - MIDWEST  (0.6%)
        18,690     Commerce Bancshares, Inc.                            902,914
        21,000     Marshall & Ilsley Corp.                              972,510
        17,900     Northern Trust Corp.                               1,076,506
                                                                   ------------
                                                                      2,951,930
                   BEVERAGE - ALCOHOLIC  (0.2%)
        13,600     Brown-Forman Corp. Class B                           891,616

                   BEVERAGE - SOFT DRINK  (1.5%)
        29,000     Companhia de Bebidas das Americas ADR              1,593,840
        10,000     Fomento Economico Mexicano S.A.B. de C.V.
                     ADR Unit 1 Ser. B                                1,103,900
        98,000     Hansen Natural Corp.*                              3,712,240
        15,000     PepsiCo, Inc.                                        953,400
                                                                   ------------
                                                                      7,363,380
                   BIOTECHNOLOGY  (0.4%)
        18,000     Techne Corp.*                                      1,027,800
        17,800     United Therapeutics Corp.*                           957,284
                                                                   ------------
                                                                      1,985,084
                   BUILDING MATERIALS  (1.1%)
        12,000     Fluor Corp.                                        1,076,640
         2,000     Granite Construction, Inc.                           110,520
        40,000     Jacobs Engineering Group, Inc.*                    1,866,000
        12,000     NCI Building Systems, Inc.*                          572,880
        24,000     Simpson Manufacturing Company, Inc.                  740,160
        18,300     Washington Group International, Inc.*              1,215,486
                                                                   ------------
                                                                      5,581,686
                   CABLE TV  (0.8%)
        37,500     Comcast Corp. Class A*                               973,125
        41,000     DIRECTV Group, Inc. (The)*                           945,870
        37,800     Rogers Communications, Inc. Class B                1,238,328
        29,500     Shaw Communications, Inc. Class B                  1,089,140
                                                                   ------------
                                                                      4,246,463
                   CANADIAN ENERGY  (0.9%)
        23,000     Nexen, Inc.                                        1,409,900
         7,000     Petro-Canada                                         274,470
        19,000     Suncor Energy, Inc.                                1,450,650
        17,000     Talisman Energy, Inc.                                298,520
        26,000     TransCanada Corp.                                    865,280
                                                                   ------------
                                                                      4,298,820


--------------------------------------------------------------------------------

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
                   CEMENT & AGGREGATES  (0.8%)
        30,000     Cemex S.A. de C.V. ADR*                         $    982,500
         4,650     Florida Rock Industries, Inc.                        312,899
        12,000     Martin Marietta Materials, Inc.                    1,622,400
        11,000     Vulcan Materials Co.                               1,281,280
                                                                   ------------
                                                                      4,199,079
                   CHEMICAL - DIVERSIFIED  (1.1%)
        15,000     Air Products & Chemicals, Inc.                     1,109,400
        44,000     Albemarle Corp.                                    1,818,960
        16,000     Bayer AG ADR                                       1,023,520
        28,000     Monsanto Co.                                       1,538,880
         1,600     Veolia Environnement ADR                             118,912
                                                                   ------------
                                                                      5,609,672
                   CHEMICAL - SPECIALTY  (1.7%)
        29,000     Airgas, Inc.                                       1,222,350
        26,000     Ecolab, Inc.                                       1,118,000
        15,000     H.B. Fuller Co.                                      409,050
        30,000     Praxair, Inc.                                      1,888,800
        16,000     Sherwin-Williams Co. (The)                         1,056,640
        30,000     Sigma-Aldrich Corp.                                1,245,600
        36,800     Syngenta AG ADR                                    1,400,240
                                                                   ------------
                                                                      8,340,680
                   COMPUTER & PERIPHERALS  (0.5%)
        32,000     Hewlett-Packard Co.                                1,284,480
        18,600     MICROS Systems, Inc.*                              1,004,214
                                                                   ------------
                                                                      2,288,694
                   COMPUTER SOFTWARE & SERVICES  (2.6%)
        28,000     Accenture Ltd. Class A                             1,079,120
        30,000     ANSYS, Inc.*                                       1,523,100
        50,000     Cognizant Technology Solutions Corp. Class A*      4,413,500
        17,000     DST Systems, Inc.*                                 1,278,400
        28,400     Infosys Technologies Ltd. ADR                      1,427,100
        17,000     SEI Investments Co.                                1,023,910
        20,000     Transaction Systems Architects, Inc.*                647,800
        48,800     Trident Microsystems, Inc.*                          978,928
        27,000     VeriFone Holdings, Inc.*                             991,710
                                                                   ------------
                                                                     13,363,568
                   DIVERSIFIED COMPANIES  (2.7%)
        85,000     ABB Ltd. ADR                                       1,460,300
        24,000     Acuity Brands, Inc.                                1,306,560
        19,300     American Standard Companies, Inc.                  1,023,286
        33,000     AMETEK, Inc.                                       1,139,820
        18,300     Brink's Co. (The)                                  1,161,135
        23,250     Brookfield Asset Management, Inc. Class A          1,215,045
        16,000     Danaher Corp.                                      1,143,200
        24,000     ESCO Technologies, Inc.*                           1,075,680
         9,600     Fortune Brands, Inc.                                 756,672
        17,200     ITT Corp.                                          1,037,504
        27,750     McDermott International, Inc.*                     1,359,195
        17,000     United Technologies Corp.                          1,105,000
                                                                   ------------
                                                                     13,783,397
                   DRUG  (1.8%)
         8,600     Allergan, Inc.                                       953,052
        22,000     Amylin Pharmaceuticals, Inc.*                        821,920
        52,000     Celgene Corp.*                                     2,727,920
        18,400     Covance, Inc.*                                     1,091,856
        21,000     Gilead Sciences, Inc.*                             1,606,500
        24,500     Immucor, Inc.*                                       721,035
         2,000     Novo Nordisk A/S ADR                                 181,060
        32,000     Pharmaceutical Product Development, Inc.           1,078,080
                                                                   ------------
                                                                      9,181,423
                   E-COMMERCE  (0.6%)
        39,000     Akamai Technologies, Inc.*                         1,946,880
        30,000     Salesforce.com, Inc.*                              1,284,600
                                                                   ------------
                                                                      3,231,480
                   EDUCATIONAL SERVICES  (0.3%)
        15,500     ITT Educational Services, Inc.*                    1,263,095

                   ELECTRICAL EQUIPMENT  (2.1%)
        23,200     Cooper Industries Ltd. Class A                     1,043,768
        24,000     Emerson Electric Co.                               1,034,160
        24,000     Garmin Ltd.                                        1,299,600
        27,000     General Cable Corp.*                               1,442,610
        17,000     Harman International Industries, Inc.              1,633,360
        21,500     Thomas & Betts Corp.*                              1,049,630
        41,600     Trimble Navigation Ltd.*                           1,116,544
        27,700     WESCO International Inc.*                          1,739,006
                                                                   ------------
                                                                     10,358,678
                   ELECTRICAL UTILITY - CENTRAL  (0.7%)
        13,000     Entergy Corp.                                      1,363,960
        34,000     TXU Corp.                                          2,179,400
                                                                   ------------
                                                                      3,543,360
                   ELECTRICAL UTILITY - EAST  (0.5%)
        18,000     Exelon Corp.                                       1,236,780
        17,000     FirstEnergy Corp.                                  1,126,080
                                                                   ------------
                                                                      2,362,860
                   ELECTRICAL UTILITY - WEST  (0.2%)
        18,500     Sempra Energy                                      1,128,685

                   ELECTRONICS  (1.1%)
        20,400     Amphenol Corp. Class A                             1,317,228
        24,700     Diodes, Inc.*                                        860,795
        26,500     Harris Corp.                                       1,350,175
        31,000     MEMC Electronic Materials, Inc.*                   1,877,980
                                                                   ------------
                                                                      5,406,178
                   ENTERTAINMENT  (0.3%)
        15,100     Central European Media Enterprises Ltd.
                     Class A*                                         1,336,350

                   ENTERTAINMENT TECHNOLOGY  (0.1%)
        15,000     Scientific Games Corp. Class A*                      492,450


--------------------------------------------------------------------------------
2

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
                   ENVIRONMENTAL  (0.7%)
        37,500     Republic Services, Inc.                         $  1,043,250
        18,300     Stericycle, Inc.*                                  1,491,450
        37,800     Waste Connections, Inc.*                           1,131,732
                                                                   ------------
                                                                      3,666,432
                   FINANCIAL SERVICES - DIVERSIFIED  (4.4%)
        12,000     Affiliated Managers Group, Inc.*                   1,300,200
        12,000     Ambac Financial Group, Inc.                        1,036,680
        15,500     American Express Co.                                 874,200
        20,000     Barclays PLC ADR                                   1,138,800
        10,700     BlackRock, Inc. Class A                            1,672,517
        42,000     Brown & Brown, Inc.                                1,136,100
        19,000     CIT Group, Inc.                                    1,005,480
         2,000     Credicorp Ltd.                                        97,460
        34,000     Eaton Vance Corp.                                  1,211,760
        15,961     Fidelity National Information Services, Inc.         725,587
         9,000     Franklin Resources, Inc.                           1,087,470
        28,200     Global Payments, Inc.                                960,492
        18,300     HDFC Bank Ltd. ADR                                 1,179,435
        38,000     Leucadia National Corp.                            1,117,960
        24,000     Loews Corp.                                        1,090,320
         9,300     MasterCard, Inc. Class A                             988,032
        12,000     MoneyGram International, Inc.                        333,120
        23,000     Nuveen Investments, Inc. Class A                   1,087,900
        19,000     Principal Financial Group, Inc.                    1,137,530
        21,000     ProAssurance Corp.*                                1,074,150
        24,000     T. Rowe Price Group, Inc.                          1,132,560
        18,000     UBS AG                                             1,069,740
                                                                   ------------
                                                                     22,457,493
                   FOOD PROCESSING  (1.8%)
        14,400     Bunge Ltd.                                         1,183,968
        24,000     Dean Foods Co.*                                    1,121,760
        37,500     Flowers Foods, Inc.                                1,131,375
        30,300     Groupe Danone ADR                                  1,082,316
        27,000     Hormel Foods Corp.                                 1,004,130
        11,000     McCormick & Company, Inc.                            423,720
        20,000     Ralcorp Holdings, Inc.*                            1,286,000
        31,000     United Natural Foods, Inc.*                          949,840
        19,000     Wm. Wrigley Jr. Co.                                  967,670
                                                                   ------------
                                                                      9,150,779
                   FOREIGN TELECOMMUNICATIONS  (0.5%)
        34,000     America Movil SAB. de C.V. Ser. L ADR              1,624,860
        34,000     Telefonos de Mexico S.A. de C.V. ADR               1,135,600
                                                                   ------------
                                                                      2,760,460
                   HEALTH CARE INFORMATION SYSTEMS  (0.5%)
        46,000     Allscripts Healthcare Solutions, Inc.*             1,233,260
        20,500     Cerner Corp.*                                      1,116,225
                                                                   ------------
                                                                      2,349,485
                   HOME APPLIANCES  (0.4%)
        40,000     Toro Co. (The)                                     2,049,600

                   HOME BUILDING  (0.3%)
        25,600     Forest City Enterprises, Inc. Class A              1,694,208

                   HOTEL/GAMING  (2.0%)
         7,000     Boyd Gaming Corp.                                    333,480
        13,000     Choice Hotels International, Inc.                    460,590
        19,200     Gaylord Entertainment Co.*                         1,015,104
         2,000     InterContinental Hotels Group PLC ADR                 49,460
        27,000     International Game Technology                      1,090,260
        24,500     Marriott International, Inc. Class A               1,199,520
        10,000     MGM MIRAGE*                                          695,200
        64,000     Penn National Gaming, Inc.*                        2,714,880
        23,000     Station Casinos, Inc.                              1,991,110
        13,000     Vail Resorts, Inc.*                                  706,290
                                                                   ------------
                                                                     10,255,894
                   HOUSEHOLD PRODUCTS  (0.7%)
        24,200     Church & Dwight Company, Inc.                      1,218,470
        16,000     Energizer Holdings, Inc.*                          1,365,280
        22,000     Scotts Miracle-Gro Co. (The) Class A                 968,660
                                                                   ------------
                                                                      3,552,410
                   HUMAN RESOURCES  (0.2%)
        25,300     Watson Wyatt Worldwide, Inc. Class A               1,230,845

                   INDUSTRIAL SERVICES  (2.6%)
        28,250     Aaron Rents, Inc. Class B                            746,930
        15,000     Amdocs Ltd.*                                         547,200
        30,000     C.H. Robinson Worldwide, Inc.                      1,432,500
        48,000     CB Richard Ellis Group, Inc. Class A*              1,640,640
        31,500     Corrections Corp. of America*                      1,663,515
        20,000     EMCOR Group, Inc.*                                 1,179,600
        34,000     Expeditors International of Washington, Inc.       1,404,880
         8,000     FTI Consulting, Inc.*                                268,720
        34,500     Iron Mountain, Inc.*                                 901,485
        21,400     Laidlaw International, Inc.                          740,440
        16,000     Quanta Services, Inc.*                               403,520
        22,400     URS Corp.*                                           954,016
        22,500     World Fuel Services Corp.                          1,040,850
                                                                   ------------
                                                                     12,924,296
                   INFORMATION SERVICES  (1.1%)
        19,000     Alliance Data Systems Corp.*                       1,170,780
         6,700     Corporate Executive Board Co. (The)                  508,932
        14,000     Dun & Bradstreet Corp. (The)*                      1,276,800
        28,000     Equifax, Inc.                                      1,020,600
        21,000     FactSet Research Systems, Inc.                     1,319,850
         7,600     IHS, Inc. Class A*                                   312,436
                                                                   ------------
                                                                      5,609,398
                   INSURANCE - LIFE  (1.2%)
        20,600     AFLAC, Inc.                                          969,436
        28,650     Delphi Financial Group, Inc. Class A               1,152,589


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                                                                               3

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

     Shares                                                            Value
--------------------------------------------------------------------------------
        34,000     Manulife Financial Corp.                        $  1,171,300
        20,000     MetLife, Inc.                                      1,263,000
        11,700     Prudential Financial, Inc.                         1,056,042
         6,000     Torchmark Corp.                                      393,540
                                                                   ------------
                                                                      6,005,907
                   INSURANCE - PROPERTY & CASUALTY  (2.8%)
        17,000     ACE Ltd.                                             970,020
        30,000     American Financial Group, Inc.                     1,021,200
        15,000     Arch Capital Group Ltd.*                           1,023,150
        25,000     Assurant, Inc.                                     1,340,750
        55,687     Berkley (W.R.) Corp.                               1,844,353
        20,000     Chubb Corp. (The)                                  1,033,400
        15,117     Fidelity National Financial, Inc. Class A            362,959
        33,750     HCC Insurance Holdings, Inc.                       1,039,500
         3,000     Markel Corp.*                                      1,454,490
         9,250     Old Republic International Corp.                     204,610
         8,800     RLI Corp.                                            483,384
        16,500     SAFECO Corp.                                       1,096,095
        24,100     Sun Life Financial, Inc.                           1,094,140
        23,550     Zenith National Insurance Corp.                    1,113,209
                                                                   ------------
                                                                     14,081,260
                   INTERNET  (1.0%)
        43,000     E*Trade Financial Corp.*                             912,460
         5,000     Google, Inc. Class A*                              2,290,800
        13,000     Nutri/System, Inc.*                                  681,330
        39,000     ValueClick, Inc.*                                  1,019,070
                                                                   ------------
                                                                      4,903,660
                   MACHINERY  (3.3%)
        33,700     CNH Global NV                                      1,256,673
         9,600     Deere & Co.                                        1,042,944
        18,000     Flowserve Corp.*                                   1,029,420
        21,300     Foster Wheeler Ltd.*                               1,243,707
        38,400     Gardner Denver, Inc.*                              1,338,240
        28,125     Graco, Inc.                                        1,101,375
        19,900     IDEX Corp.                                         1,012,512
        17,000     Lennox International, Inc.                           606,900
        31,000     Manitowoc Company, Inc. (The)                      1,969,430
        20,600     MSC Industrial Direct Co., Inc. Class A              961,608
         4,000     Regal-Beloit Corp.                                   185,520
        26,000     Roper Industries, Inc.                             1,426,880
        21,000     Snap-on, Inc.                                      1,010,100
        31,200     Terex Corp.*                                       2,238,912
         4,000     Watts Water Technologies, Inc. Class A               152,120
                                                                   ------------
                                                                     16,576,341
                   MARITIME  (0.3%)
        18,000     American Commercial Lines, Inc.*                     566,100
        34,000     Kirby Corp.*                                       1,189,320
                                                                   ------------
                                                                      1,755,420
                   MEDICAL SERVICES  (4.0%)
        20,700     Coventry Health Care, Inc.*                        1,160,235
        24,000     DaVita, Inc.*                                      1,279,680
         4,000     Fresenius Medical Care AG & Co. KGaA ADR             194,680
        23,000     Healthways, Inc.*                                  1,075,250
        23,000     Humana, Inc.*                                      1,334,460
        36,000     inVentiv Health, Inc.*                             1,378,440
        17,000     Laboratory Corporation of America Holdings*        1,234,710
        22,000     Manor Care, Inc.                                   1,195,920
        21,000     Pediatrix Medical Group, Inc.*                     1,198,260
        42,400     Psychiatric Solutions, Inc.*                       1,709,144
        36,000     Sierra Health Services, Inc.*                      1,482,120
        27,300     Sunrise Senior Living, Inc.*                       1,078,896
        29,850     UnitedHealth Group, Inc.                           1,581,154
        34,400     VCA Antech, Inc.*                                  1,249,064
        15,000     WellCare Health Plans, Inc.*                       1,278,750
        23,630     WellPoint, Inc.*                                   1,916,393
                                                                   ------------
                                                                     20,347,156
                   MEDICAL SUPPLIES  (6.1%)
         8,000     Alcon, Inc.                                        1,054,560
        20,000     AmerisourceBergen Corp.                            1,055,000
        25,000     ArthroCare Corp.*                                    901,000
        12,200     Bard (C.R.), Inc.                                    970,022
        21,000     Baxter International, Inc.                         1,106,070
        14,500     Becton Dickinson & Co.                             1,114,905
        14,600     Cytyc Corp.*                                         499,466
        32,000     Dade Behring Holdings, Inc.                        1,403,200
        37,000     DENTSPLY International, Inc.                       1,211,750
        24,800     DJO, Inc.*                                           939,920
         4,600     Haemonetics Corp.*                                   215,050
        56,000     Henry Schein, Inc.*                                3,090,080
        41,600     Hologic, Inc.*                                     2,397,824
        12,000     IDEXX Laboratories, Inc.*                          1,051,560
        23,600     Illumina, Inc.*                                      691,480
        24,000     Intuitive Surgical, Inc.*                          2,917,680
         2,500     Inverness Medical Innovations, Inc.*                 109,450
        23,000     Kyphon, Inc.*                                      1,038,220
        18,000     McKesson Corp.                                     1,053,720
        27,000     Owens & Minor, Inc.                                  991,710
        19,600     Palomar Medical Technologies, Inc.*                  783,020
        26,000     PolyMedica Corp.                                   1,100,580
        26,000     ResMed, Inc.*                                      1,309,620
        34,000     Respironics, Inc.*                                 1,427,660
         7,000     Varian Medical Systems, Inc.*                        333,830
        21,400     Ventana Medical Systems, Inc.*                       896,660
        20,400     West Pharmaceutical Services, Inc.                   947,172
                                                                   ------------
                                                                     30,611,209
                   METALS & MINING DIVERSIFIED  (0.6%)
        27,000     Allegheny Technologies, Inc.                       2,880,630

                   METALS FABRICATING  (0.2%)
        26,000     Harsco Corp.                                       1,166,360

                   NATURAL GAS - DISTRIBUTION  (0.7%)
        18,000     AGL Resources, Inc.                                  768,960
        15,800     BG Group PLC ADR                                   1,133,176
        33,600     Southern Union Co.                                 1,021,104
        31,000     UGI Corp.                                            828,010
                                                                   ------------
                                                                      3,751,250


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4

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
                   NATURAL GAS - DIVERSIFIED  (1.7%)
        32,000     Energen Corp.                                   $  1,628,480
        20,000     Equitable Resources, Inc.                            966,400
        24,000     National Fuel Gas Co.                              1,038,240
        10,000     Questar Corp.                                        892,100
        40,000     Southwestern Energy Co.*                           1,639,200
        42,776     XTO Energy, Inc.                                   2,344,553
                                                                   ------------
                                                                      8,508,973
                   NEWSPAPER  (0.3%)
        60,000     News Corp. Class B                                 1,468,200

                   OFFICE EQUIPMENT & SUPPLIES  (0.2%)
        45,000     Staples, Inc.                                      1,162,800

                   OILFIELD SERVICES/EQUIPMENT  (0.3%)
        22,000     FMC Technologies, Inc.*                            1,534,720

                   PACKAGING & CONTAINER  (0.6%)
         7,000     Ball Corp.                                           320,950
        34,000     CLARCOR, Inc.                                      1,081,200
         3,000     Greif, Inc. Class A                                  333,330
        29,000     Jarden Corp.*                                      1,110,700
                                                                   ------------
                                                                      2,846,180
                   PETROLEUM - INTEGRATED  (0.6%)
        16,000     Petroleo Brasileiro S.A. - Petrobras ADR           1,592,160
        16,000     Tesoro Corp.                                       1,606,880
                                                                   ------------
                                                                      3,199,040
                   PETROLEUM - PRODUCING  (1.3%)
         8,600     CNOOC Ltd. ADR                                       753,618
        66,000     Range Resources Corp.                              2,204,400
        77,500     Tenaris S.A. ADR                                   3,557,250
                                                                   ------------
                                                                      6,515,268
                   PHARMACY SERVICES (0.8%)
        20,000     Express Scripts, Inc.*                             1,614,400
        22,000     Longs Drug Stores Corp.                            1,136,080
        15,000     Medco Health Solutions, Inc.*                      1,087,950
                                                                   ------------
                                                                      3,838,430
                   POWER (0.5%)
        49,000     AES Corp. (The)*                                   1,054,480
        58,000     Covanta Holding Corp.*                             1,286,440
                                                                   ------------
                                                                      2,340,920
                   PRECISION INSTRUMENT (0.8%)
        27,300     Applera Corporation - Applied Biosystems
                     Group                                              807,261
        15,400     Mettler Toledo International, Inc.*                1,379,378
        38,000     Thermo Fisher Scientific, Inc.*                    1,776,500
                                                                   ------------
                                                                      3,963,139
                   PUBLISHING  (0.2%)
        17,000     McGraw-Hill Cos, Inc. (The)                        1,068,960

                   R.E.I.T.  (2.2%)
         9,200     AvalonBay Communities, Inc.                        1,196,000
        16,000     BRE Properties, Inc.                               1,010,400
        30,000     Brookfield Properties Co.                          1,209,000
         9,400     Essex Property Trust, Inc.                         1,217,112
        20,000     General Growth Properties, Inc.                    1,291,400
         7,958     Host Hotels & Resorts, Inc.*                         209,375
         3,266     Kimco Realty Corp.                                   159,185
        24,000     LaSalle Hotel Properties                           1,112,640
        21,000     ProLogis                                           1,363,530
         8,000     SL Green Realty Corp.                              1,097,440
        16,000     Starwood Hotels & Resorts Worldwide, Inc.          1,037,600
                                                                   ------------
                                                                     10,903,682
                   RAILROAD  (1.3%)
        13,500     Burlington Northern Santa Fe Corp.                 1,085,805
        22,900     Canadian National Railway Co.                      1,010,806
        19,000     Canadian Pacific Railway Ltd.                      1,072,550
         6,000     Florida East Coast Industries, Inc.                  376,140
        22,500     Genesee & Wyoming, Inc. Class A*                     598,725
        41,000     Kansas City Southern*                              1,458,780
        20,000     Norfolk Southern Corp.                             1,012,000
                                                                   ------------
                                                                      6,614,806
                   RECREATION  (0.4%)
        45,000     Pool Corp.                                         1,611,000
        32,250     Shuffle Master, Inc.*                                588,563
                                                                   ------------
                                                                      2,199,563
                   RESTAURANT  (1.5%)
        27,000     Darden Restaurants, Inc.                           1,112,130
        16,500     Panera Bread Co. Class A*                            974,490
        16,500     RARE Hospitality International, Inc.*                496,485
       126,562     Sonic Corp.*                                       2,819,801
        24,376     Tim Hortons, Inc.                                    741,518
        18,000     Wendy's International, Inc.                          563,400
        17,000     Yum! Brands, Inc.                                    981,920
                                                                   ------------
                                                                      7,689,744
                   RETAIL - AUTOMOTIVE  (0.6%)
         8,400     AutoZone, Inc.*                                    1,076,376
        34,600     CarMax, Inc.*                                        849,084
        33,600     O'Reilly Automotive, Inc.*                         1,112,160
                                                                   ------------
                                                                      3,037,620
                   RETAIL - SPECIAL LINES  (1.8%)
        45,000     Coach, Inc.*                                       2,252,250
        49,250     Coldwater Creek, Inc.*                               998,790
        22,500     Dick's Sporting Goods, Inc.*                       1,310,850
        46,400     Dress Barn, Inc. (The)*                              965,584


--------------------------------------------------------------------------------
5

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
        44,000     GameStop Corp. Class A*                         $  1,433,080
        30,000     Men's Wearhouse, Inc. (The)                        1,411,500
        16,000     Pantry, Inc. (The)*                                  723,520
                                                                   ------------
                                                                      9,095,574
                   RETAIL BUILDING SUPPLY  (0.3%)
        28,000     Fastenal Co.                                         981,400
         3,000     Tractor Supply Co.*                                  154,500
         8,700     Watsco, Inc.                                         444,309
                                                                   ------------
                                                                      1,580,209
                   RETAIL STORE  (1.2%)
        20,000     J.C. Penney Company, Inc.                          1,643,200
        33,000     Nordstrom, Inc.                                    1,747,020
        15,400     Sears Holdings Corp.*                              2,774,464
                                                                   ------------
                                                                      6,164,684
                   SECURITIES BROKERAGE  (1.7%)
         8,000     Bear Stearns Companies, Inc. (The)                 1,202,800
         2,200     Chicago Mercantile Exchange Holdings, Inc.         1,171,412
         6,200     Goldman Sachs Group, Inc. (The)                    1,281,106
        28,000     Investment Technology Group, Inc.*                 1,097,600
        36,000     Jefferies Group, Inc.                              1,042,200
        13,000     Merrill Lynch & Co., Inc.                          1,061,710
        12,300     Morgan Stanley                                       968,748
        33,000     Raymond James Financial, Inc.                        982,080
                                                                   ------------
                                                                      8,807,656
                   SEMICONDUCTOR  (0.2%)
        21,000     FormFactor, Inc.*                                    939,750

                   SHOE  (1.0%)
        13,000     Deckers Outdoor Corp.*                               923,260
        15,200     Genesco, Inc.*                                       631,256
        10,000     NIKE, Inc. Class B                                 1,062,600
        18,000     Skechers U.S.A., Inc. Class A*                       604,260
        26,000     Steven Madden Ltd.                                   759,200
        35,000     Wolverine World Wide, Inc.                           999,950
                                                                   ------------
                                                                      4,980,526
                   STEEL - GENERAL  (1.0%)
        11,000     Carpenter Technology Corp.                         1,328,360
        28,000     Commercial Metals Co.                                877,800
        11,500     IPSCO, Inc.                                        1,511,100
        22,000     Nucor Corp.                                        1,432,860
                                                                   ------------
                                                                      5,150,120
                   TELECOMMUNICATION SERVICES  (3.2%)
        35,750     American Tower Corp. Class A*                      1,392,463
        29,000     AT&T, Inc.                                         1,143,470
        16,300     BT Group PLC ADR                                     978,163
        21,000     CenturyTel, Inc.                                     948,990
        50,877     Crown Castle International Corp.*                  1,634,678
        16,000     Equinix, Inc.*                                     1,370,080
        14,500     Millicom International Cellular S.A.*              1,136,220
        20,000     Mobile TeleSystems ADR                             1,119,200
        39,000     NII Holdings, Inc. Class B*                        2,893,020
        50,300     Time Warner Telecom, Inc. Class A*                 1,044,731
        25,500     Vimpel-Communications ADR*                         2,418,420
                                                                   ------------
                                                                     16,079,435
                   TELECOMMUNICATIONS EQUIPMENT  (0.6%)
        22,700     Anixter International, Inc.*                       1,496,838
        34,000     CommScope, Inc.*                                   1,458,600
                                                                   ------------
                                                                      2,955,438
                   THRIFT  (0.6%)
        16,000     FirstFed Financial Corp.*                            909,280
        89,768     Hudson City Bancorp, Inc.                          1,228,026
        22,500     People's Bank                                        999,000
                                                                   ------------
                                                                      3,136,306
                   TIRE & RUBBER  (0.2%)
        24,400     Carlisle Companies, Inc.                           1,047,492

                   TOBACCO  (0.2%)
        17,000     British American Tobacco p.l.c. ADR                1,071,680

                   TOILETRIES & COSMETICS  (0.2%)
        34,800     Luxottica Group S.p.A. ADR                         1,108,380

                   TRUCKING  (1.0%)
         5,000     Forward Air Corp.                                    164,400
        29,000     Hunt (J.B.) Transport Services, Inc.                 760,960
        44,700     Knight Transportation, Inc.                          796,554
        76,000     Landstar System, Inc.                              3,483,840
                                                                   ------------
                                                                      5,205,754
                   WATER UTILITY  (0.3%)
        25,000     Aqua America, Inc.                                   561,250
        21,000     Cia de Saneamento Basico do Estado de Sao
                     Paulo ADR                                          709,590
                                                                   ------------
                                                                      1,270,840
                   WIRELESS NETWORKING  (0.4%)
        12,700     Itron, Inc.*                                         826,008
        43,000     SBA Communications Corp. Class A*                  1,270,650
                                                                   ------------
                                                                      2,096,658


--------------------------------------------------------------------------------
6

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

                     TOTAL COMMON STOCKS AND TOTAL
                       INVESTMENT SECURITIES  (95.3%)
                       (Cost $310,491,575)                          481,512,597
                                                                   ------------

  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (1) (4.6%)
$     23,400,000     With Morgan Stanley, 5.05%, dated
                       3/30/07, due 4/2/07, delivery
                       value $23,409,848 (collateralized
                       by $18,160,000 U.S. Treasury
                       Notes 8.125%, due 8/15/19, with a
                       value of $23,899,604)                       $ 23,400,000
                                                                   ------------

                     TOTAL REPURCHASE
                       AGREEMENTS
                       (Cost $23,400,000)                            23,400,000
                                                                   ------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.1%)                  295,709
                                                                   ------------
NET ASSETS  (100%)                                                 $505,208,306
                                                                   ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($505,208,306 / 18,139,786 shares outstanding)                   $      27.85
                                                                   ------------

*     Non-income producing.

(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of March 31, 2007 was as follows:

                                                                 Total Net
                                                                 Unrealized
Total Cost          Appreciation          Depreciation          Appreciation
-------------------------------------------------------------------------------
$333,891,575        $173,219,265          $(2,198,243)           $171,021,022


--------------------------------------------------------------------------------
                                                                               7

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                            SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: May 30, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: May 30, 2007
      ------------